FUNDRISE GROWTH TECH FUND, LLC

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(202) 584-0550

May 30, 2024

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fundrise Growth Tech Fund, LLC (the “Registrant”) File Nos. 333-257157/811-23708 Post-Effective Amendment (“PEA”) No. 4

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 4 to the Registrant’s currently effective registration statement on Form N-2. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to make certain changes to the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B).

The Registrant has elected that this filing be automatically effective 60 days after filing, pursuant to Rule 486(a) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please contact me at (202) 584-0550 or by email at mmirabal@fundrise.com.

Sincerely,

/s/ Michelle A. Mirabal

Michelle A. Mirabal

Secretary to the Registrant

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